Investment Portfolio	as of November 30, 2019 (Unaudited)

DWS CROCI® International Fund

	Shares	Value ($)
Common Stocks 95.9%
Australia 7.3%
Australia & New Zealand Banking Group Ltd.	574,804	9,660,597
BHP Group Ltd.	767,393	19,842,572
Boral Ltd.	2,445,621	8,496,381
National Australia Bank Ltd.	102,250	1,790,713
Westpac Banking Corp.	205,416	3,411,290
(Cost $44,585,747)		43,201,553
Belgium 4.4%
UCB SA (Cost $26,541,870)	325,223	26,351,726
Finland 0.4%
Nokian Renkaat Oyj (Cost $4,031,039)	79,663	2,154,528
France 8.6%
Arkema SA	40,519	4,192,461
Atos SE	72,883	6,186,104
BNP Paribas SA	39,625	2,221,395
Credit Agricole SA	373,066	5,097,103
Sanofi	286,961	26,716,477
Television Francaise 1	592,406	4,779,096
TOTAL SA	40,671	2,138,131
(Cost $53,792,058)		51,330,767
Germany 2.6%
Bayer AG (Registered)	50,398	3,815,501
Brenntag AG	217,107	11,572,422
(Cost $15,033,791)		15,387,923
Hong Kong 0.9%
Yue Yuen Industrial Holdings Ltd. (Cost $5,111,093)	1,743,122	5,164,036
Italy 2.5%
Intesa Sanpaolo SpA (Cost $11,838,525)	5,749,761	14,563,336
Japan 30.2%
Bridgestone Corp.	427,831	17,097,551
Central Japan Railway Co.	105,204	21,243,333
Hitachi Ltd.	39,200	1,540,993
ITOCHU Corp.	69,100	1,507,943
KDDI Corp.	255,200	7,324,318
Mitsubishi Corp.	312,359	8,169,849
Nintendo Co., Ltd.	20,000	7,736,847
Sekisui House Ltd.	713,147	15,393,026
Seven & I Holdings Co., Ltd.	100,700	3,749,846
Shin-Etsu Chemical Co., Ltd.	41,523	4,443,219
Shionogi & Co., Ltd.	152,800	8,999,171
Sony Corp.	65,004	4,116,000
Subaru Corp.	147,584	3,865,082
Sumitomo Electric Industries Ltd.	822,536	12,283,927
Sumitomo Mitsui Financial Group, Inc.	727,126	26,478,644
Tokyo Electron Ltd.	35,423	7,311,494
Toyota Industries Corp.	221,942	13,061,455
Toyota Motor Corp.	179,674	12,543,860
Z Holdings Corp.	786,500	2,713,360
(Cost $172,383,301)		179,579,918
Netherlands 7.4%
Koninklijke DSM NV	64,182	8,210,599
Randstad NV	222,104	12,920,735
Royal Dutch Shell PLC "A"	790,611	22,689,179
(Cost $46,883,063)		43,820,513
New Zealand 0.8%
Fletcher Building Ltd. (Cost $4,826,309)	1,406,358	4,721,034
Singapore 1.7%
Venture Corp., Ltd. (Cost $10,079,135)	871,301	10,110,457
Spain 3.1%
Banco Bilbao Vizcaya Argentaria SA	2,140,271	11,245,826
Banco Santander SA	1,800,415	7,008,594
(Cost $21,187,754)		18,254,420
Sweden 0.4%
Volvo AB "B" (Cost $2,680,264)	172,816	2,664,273
Switzerland 8.4%
Adecco Group AG (Registered)	229,464	14,173,024
LafargeHolcim Ltd. (Registered)*	112,258	5,775,810
Roche Holding AG (Genusschein)	96,575	29,752,390
(Cost $49,974,362)		49,701,224
United Kingdom 17.2%
Barratt Developments PLC	2,531,508	21,809,772
British American Tobacco PLC	175,800	6,945,631
EI Group PLC*	2,877,771	10,503,589
Ferguson PLC	54,754	4,755,544
International Consolidated Airlines Group SA	1,241,065	8,886,957
Persimmon PLC	637,915	21,067,924
Rio Tinto PLC	133,414	7,238,419
Taylor Wimpey PLC	9,271,402	20,899,632
(Cost $95,842,585)		102,107,468
Total Common Stocks (Cost $564,790,896)		569,113,176
Preferred Stocks 2.7%
Germany
Henkel AG & Co. KGaA (Cost $18,257,815)	152,190	16,054,040
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.53% (a) (b) (Cost $9,840,000)	9,840,000	9,840,000
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 1.63% (a) (Cost $4,425,962)	4,425,962	4,425,962
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $597,314,673)	101.0	599,433,178
Other Assets and Liabilities, Net	(1.0)	(5,780,575)
Net Assets	100.0	593,652,603

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended November 30, 2019 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.53% (a) (b) (d)
—	9,840,000(c)	—	—	—	1,643	—	9,840,000	9,840,000
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 1.63% (a)
1,845,787	24,490,728	21,910,553	—	—	12,952	—	4,425,962	4,425,962
1,845,787	34,330,728	21,910,553	—	—	14,595	—	14,265,962	14,265,962

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.
(d)	Represents prepaid collateral on securities loaned. Settlement date of securities loaned was December 2, 2019.

At November 30, 2019 the DWS CROCI® International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral & Cash Equivalents
Consumer Discretionary	159,960,382	27%
Health Care	95,635,265	16%
Industrials	85,894,080	15%
Financials	81,477,498	14%
Materials	62,920,495	11%
Consumer Staples	26,749,517	5%
Information Technology	25,149,048	4%
Energy	24,827,310	4%
Communication Services	22,553,621	4%
Total	585,167,216	100%
Sector diversification is subject to change.

 Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$43,201,553	$—	$43,201,553
Belgium	—	26,351,726	—	26,351,726
Finland	—	2,154,528	—	2,154,528
France	—	51,330,767	—	51,330,767
Germany	—	15,387,923	—	15,387,923
Hong Kong	—	5,164,036	—	5,164,036
Italy	—	14,563,336	—	14,563,336
Japan	—	179,579,918	—	179,579,918
Netherlands	—	43,820,513	—	43,820,513
New Zealand	—	4,721,034	—	4,721,034
Singapore	—	10,110,457	—	10,110,457
Spain	—	18,254,420	—	18,254,420
Sweden	—	2,664,273	—	2,664,273
Switzerland	—	49,701,224	—	49,701,224
United Kingdom	—	102,107,468	—	102,107,468
Preferred Stocks	—	16,054,040	—	16,054,040
Short-Term Investments (d)	14,265,962	—	—	14,265,962
Total	$14,265,962	$585,167,216	$—	$599,433,178

(d)	See Investment Portfolio for additional detailed categorizations.